Shareholders' Equity (Details Textual) (USD $)	1 Months Ended					12 Months Ended						12 Months Ended	1 Months Ended		3 Months Ended						12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 19, 2012	Jun. 04, 2012	Apr. 23, 2012	Dec. 09, 2011	Jul. 28, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012	Sep. 17, 2009	Apr. 27, 2005	Dec. 31, 2012 Dutchess Agreement [Member]	Oct. 31, 2012 Non Executive Member of Board of Directors [Member]	Apr. 23, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2012 Non Executive Member of Board of Directors [Member]	Jun. 30, 2012 Non Executive Member of Board of Directors [Member]	Mar. 31, 2012 Non Executive Member of Board of Directors [Member]	Sep. 30, 2011 Non Executive Member of Board of Directors [Member]	Jun. 30, 2011 Non Executive Member of Board of Directors [Member]	Mar. 31, 2011 Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Non Executive Member of Board of Directors [Member]	Mar. 30, 2011 Non Executive Member of Board of Directors [Member]	Oct. 31, 2012 Manager [Member]	Apr. 23, 2012 Manager [Member]	Sep. 30, 2012 Manager [Member]	Dec. 31, 2012 Manager [Member]	Mar. 31, 2012 Manager [Member]	Oct. 31, 2012 Dutchess Capital [Member]	Dec. 31, 2012 Dutchess Capital [Member]	Aug. 22, 2012 Note Purchase Agreement [Member]	Dec. 31, 2012 Note Purchase Agreement [Member]	May 31, 2012 YA Global Master SPV Ltd [Member]	Dec. 31, 2012 YA Global Master SPV Ltd [Member]
Capital Units, Authorized											45,000,000
Common Stock, Shares Authorized						250,000,000	250,000,000			250,000,000	40,000,000
Common Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized						5,000,000	5,000,000				5,000,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001	$ 0.001				$ 0.001
Stock Registered for Offering					200,823
Stock Issued During Period, Shares, Reverse Stock Splits					26,194
Proceeds from Issuance of Common Stock					$ 16,244,000	$ 388,000	$ 0	$ 0				$ 91,000																					$ 432,000
Stock Issued					1,691,000
Minimum Bid Price Not Maintained For 30 Consecutive Business Days				$ 1.00
Minimum Bid Price To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance		$ 1.00
Minimum Market Value Of Publicly Held Shares Not Maintained For 30 Consecutive Business Days				5,000,000
Minimum Market Value Of Publicly Held Shares To Be Maintained For 10 Consecutive Business Days To Regain Nasdaq Compliance		5,000,000
Maximum Value Of Shares For Acquisition																																3,200,000
Minimum Market Value Of Publicly Held Shares						1,000,000
Minimum Market Value Of Publicly Held Shares Failed To Meet Requirements	897,000
Maximum Value Of Shares For Cash Consideration						3,200,000
Lowest Daily Volume Weighted Average Price Percentage						96.00%																						98.00%
Average Daily Trading Volume Advance, Description						amount not to exceed the greater of $200 or 100%																						not to exceed the greater of $200 or 200% of the average daily trading
Common Stock Registered For Resale																													235,296				183,972
Proceeds from Notes Payable						250,000	0	0																						250,000
Notes Payable																															75,000
Stock Authorized for Issuance in Lieu of Related Party Fee			166,069										32,679	19,964	32,679	32,679	32,679	19,964	19,964	19,964	53,020		219,650	166,069	219,650	302,870
Management Fees Payable									926,000						0	0	0	0	0		0	0	807,000		807,000	538,000	926,000
Board Fees Payable													$ 152,000	$ 155,000	$ 152,000	$ 152,000	$ 152,000	$ 155,000	$ 155,000	$ 0	$ 48,000
Sale of Common Stock																												235,296
Percentage Of Blocker Provision																																	9.99%
Common Stock, Shares, Issued						1,362,830	647,562					92,933